Pension and Other Employee Benefit Plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans, costs recognized in respect of contributions to the plans	¥ 2,444	¥ 2,487	¥ 1,968
Amounts in accumulated other comprehensive income expected to be amortized as prior service cost or benefit over the next fiscal year	195
Amounts in accumulated other comprehensive income expected to be amortized as actuarial gain over the next fiscal year	4,132
Total benefit obligations of group, decrease		¥ (110,744)
Pension plan, contribution expected to be paid during the next fiscal year	¥ 49,000